united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 102, Omaha, NE 68137

(Address of principal executive offices) (Zip code)

Richard Malinowksi, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 10/31

Date of reporting period: 4/30/17

Item 1. Reports to Stockholders.

RVX Emerging Markets Equity

Opportunity Fund

Semi – Annual Report

April 30, 2017

Class A	RVEAX
Class I	RVEIX
Investor Class	RVEDX

1-844-330-6747

rvxfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

RVX Emerging Markets Equity Opportunity Fund

Portfolio Review (Unaudited)

April 30, 2017

The Fund’s performance figures* for the period ended April 30, 2017, compared to its benchmark:

Since Inception
December 27, 2016
RVX Emerging Markets Equity Opportunity Fund - Class A	8.30%
RVX Emerging Markets Equity Opportunity Fund - Class A with load **	2.07%
RVX Emerging Markets Equity Opportunity Fund - Class I	8.30%
RVX Emerging Markets Equity Opportunity Fund - Investor Class	8.30%
MSCI Emerging Markets Index (Net) ***	16.48%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods less than one year are not annualized. The Fund’s total annual operating expense per the December 2, 2016 prospectus is 1.95%, 1.70% and 1.95% for Class A, Class I and Investor Class, respectively. Class A shares are subject to a maximum sales charge of 5.75%. For performance information current to the most recent month-end, please call 1-844-330-6747.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. Investors cannot invest directly in an index or benchmark.

Top Ten Holdings by Industry	% of Net Assets
Banks	13.8%
Oil & Gas	8.1%
Telecommunications	7.5%
Equity Funds	5.5%
Food	5.4%
Oil & Gas Services	5.4%
Electric	4.4%
Iron / Steel	4.4%
Lodging	4.3%
Money Markey	4.2%
Other Investments and Other Assets Less Liabilities	37.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

RVX Emerging Markets Equity Opportunity Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

April 30, 2017

Shares		Value
	COMMON STOCK - 86.3
	AEROSPACE / DEFENSE - 2.7%
1,700	Embraer SA - ADR	$32,640

	APPAREL - 2.9%
20,000	Stella International Holdings Ltd.	34,764

	AUTO MANUFACTURERS - 2.7%
883	Tata Motors Ltd. - ADR	31,497

	BANKS - 13.8%
2,035	Bank Rakyat Indonesia Persero Tbk PT	39,357
1,390	China Construction Bank Corp.	22,587
3,894	ICICI Bank Ltd. - ADR	33,372
1,487	Kasikornbank PCL - ADR	31,688
16,800	Malayan Banking Bhd	37,056
		164,060
	BEVERAGES - 3.2%
58,300	Thai Beverage PCL	38,580

	DIVERSIFIED FINANCIAL SERVICES - 2.1%
572	KB Financial Group, Inc. - ADR *	24,865

	ELECTRIC - 4.4%
6,710	Cia Energetica de Minas Gerais	18,318
6,300	Enel Chile SA - ADR	34,398
		52,716
	ENERGY - ALTERNATIVE SOURCES - 3.1%
27,000	China Everbright Internet	36,468

	ENERGY / REFINING -
3,740	Cosan Ltd.	28,761

	FOOD - 5.4%
3,900	Dairy Farm International Holdings Ltd.	34,710

	INSURANCE - 2.8%
2,900	Ping An Insurance Group Co of China Ltd. - ADR	32,915

	INTERNET - 3.9%
399	Alibaba Group Holding Ltd. - ADR *	46,085

	IRON / STEEL - 4.4%
2,750	Gerdau SA - ADR	8,387
568	POSCO - ADR	33,523
1,160	Vale SA - ADR	9,953
		51,863
	LODGING - 4.3%
53,000	Donaco International Ltd.	19,262
700	Sands China Ltd. - ADR	32,145
		51,407
	MEDIA - 3.3%
2,037	Naspers Ltd. - ADR	39,190

	OIL & GAS - 8.1%
418	China Petroleum & Chemical Corp. - ADR	34,013
1,035	Sasol Ltd. - ADR	31,588
1,163	YPF SA - ADR	30,040
		95,641
	OIL & GAS SERVICES - 5.4%
191,250	Bumi Armada Bhd	34,742
32,000	China Oilfield Services Ltd.	29,462
		64,204
	RETAIL - 3.4%
11,000	Luk Fook Holdings International Ltd.	40,238

	SEMICONDUCTORS - 2.9%
1,028	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	33,996

The accompanying notes are an integral part of these financial statements.

RVX Emerging Markets Equity Opportunity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

April 30, 2017

Shares		Value
	TELECOMMUNICATIONS - 7.5%
3,212	Mobile TeleSystems PJSC - ADR	$33,148
1,200	SK Telecom Co Ltd	28,308
1,835	Telefonica Brasil SA	27,140
		88,596

	TOTAL COMMON STOCK (Cost - $938,236)	1,023,196

	EXCHANGE TRADED FUNDS - 5.5%
	EQUITY FUNDS - 5.5%
2,250	Columbia India Infrastructure ETF	30,938
755	iShares MSCI UAE Capped ETF	33,764
	TOTAL EXCHANGE TRADED FUNDS (Cost - $56,798)	64,702

	SHORT-TERM INVESTMENTS - 4.2%
	MONEY MARKET FUND - 4.2%
49,192	Fidelity Investments Money Market Funds - Treasury Portfolio, 0.28% (a) (Cost - $49,192)	49,192

	TOTAL INVESTMENTS - 96.0% (Cost - $1,044,226) (b)	$1,137,090
	OTHER ASSETS LESS LIABILITIES - 4.0%	48,223
	NET ASSETS - 100.0%	$1,185,313

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

*	Non-Income producing investment.

(a)	Variable rate security; the rate shown represents the rate at April 30, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes $1,044,226 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$107,443
Unrealized Depreciation:	(14,579)
Net Unrealized Appreciation:	$92,864

Portfolio Composition * - (Unaudited)
China	31.0%	South Africa	6.4%
India	11.7%	Thailand	6.4%
Brazil	11.3%	United States	4.5%
South Korea	7.8%	Indonesia	3.6%
Malaysia	6.5%	Other Countries	10.8%
		Total	100.0%

*	Based on total value of investments as of April 30, 2017.

Percentage may differ from Schedule of Investments which is based on Fund net assets.

The accompanying notes are an integral part of these financial statements.

RVX Emerging Markets Equity Opportunity Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

April 30, 2017

ASSETS
Investment securities:
At cost	$1,044,226
At value	$1,137,090
Due from Advisor	90,395
Dividends and interest receivable	2,872
TOTAL ASSETS	1,230,357

LIABILITIES
Payable to Related Parties	28,775
Registration Expense	6,410
Cash overdraft	242
Accrued expenses and other liabilities	9,617
TOTAL LIABILITIES	45,044
NET ASSETS	$1,185,313

Composition of Net Assets:
Paid in capital	$1,100,030
Accumulated net investment income	1,881
Accumulated net realized loss from investments	(9,461)
Net unrealized appreciation of investments	92,863
NET ASSETS	$1,185,313

Net Asset Value Per Share:
Class A Shares:
Net Assets	$10.83
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.83
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (a)	$11.49

Class I Shares:
Net Assets	$1,185,291
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	109,489
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.83

Investor Class Shares:
Net Assets	$10.83
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.83

(a)	On investments of $25,000 or more the sales load is reduced.

The accompanying notes are an integral part of these financial statements.

RVX Emerging Markets Equity Opportunity Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Period Ended April 30, 2017 (a)

INVESTMENT INCOME
Dividends	$6,668
Interest	241
Less: Foreign withholding taxes	(890)
TOTAL INVESTMENT INCOME	6,909

EXPENSES
Accounting services fees	17,470
Transfer agent fees	15,707
Professional fees	14,941
Administrative services fees	13,108
Custody fees	12,822
Registration fees	6,410
Compliance officer fees	4,328
Advisory fees	3,938
Printing and postage expenses	3,366
Trustees fees and expenses	3,206
Insurance expense	2,436
Other expenses	1,629
TOTAL EXPENSES	99,361
Less: Fees waived or reimbursed by the Advisor	(94,333)
NET EXPENSES	5,028

NET INVESTMENT INCOME	1,881

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from:
Investments	(8,861)
Foreign currency transactions	(600)
Net Realized Loss on Investments	(9,461)

Net change in unrealized appreciation on investments	92,863
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	83,402

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$85,283

(a)	The RVX Emerging Markets Equity Opportunity Fund commenced operations on December 27, 2016.

The accompanying notes are an integral part of these financial statements.

RVX Emerging Markets Equity Opportunity Fund

STATEMENTS OF CHANGES IN NET ASSETS

For the
Period Ended
April 30, 2017 (a)
(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,881
Net realized loss on investments	(9,461)
Net change in unrealized appreciation on investments	92,863
Net increase in net assets resulting from operations	85,283

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10
Class I	1,100,010
Investor Class	10
Net increase from shares of beneficial interest transactions	1,100,030

NET INCREASE IN NET ASSETS	1,185,313

NET ASSETS
Beginning of Period	—
End of Period *	$1,185,313
*Includes accumulated net investment income of:	$1,881

SHARE ACTIVITY
Class A:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class I:
Shares Sold	109,489
Net increase in shares of beneficial interest outstanding	109,489

Investor Class:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

(a)	The RVX Emerging Markets Equity Opportunity Fund commenced operations on December 27, 2016.

The accompanying notes are an integral part of these financial statements.

RVX Emerging Markets Equity Opportunity Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A	Class I	Investor Class
	Period Ended	Period Ended	Period Ended
	April 30, 2017 (1)	April 30, 2017 (1)	April 30, 2017 (1)
	(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$10.00	$10.00	$10.00
Income from investment operations:
Net investment income (2)	0.03	0.02	0.02
Net realized and unrealized gain on investments	0.80	0.81	0.81
Total from investment operations	0.83	0.83	0.83
Net asset value, end of period	$10.83	$10.83	$10.83
Total return (3,4)	8.30%	8.30%	8.30%
Net assets, at end of period (000s)	$—	$—	$1,185
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (5,6)	26.99%	26.69%	26.99%
Ratio of net expenses to average net assets (6)	1.65%	1.35%	1.65%
Ratio of net investment income to average net assets (6,7)	(0.20)%	0.20%	(0.20)%
Portfolio Turnover Rate (4)	14%	14%	14%

(1)	The Fund commenced operations on December 27, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized for periods less than one full year.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

RVX Emerging Markets Equity Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

April 30, 2017

1.	ORGANIZATION

RVX Emerging Markets Equity Opportunity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on December 27, 2016. The investment objective of the Fund is to seek long-term capital appreciation through investments in equity securities of emerging market companies.

The Fund offers Class A, Class I and Investor Class shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I and Investor Class are offered at net asset value without an initial sales charge. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Domestic securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask price. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

The Fund will use an independent pricing service (“Pricing Service”) to calculate the fair market value of the Fund’s foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the Pricing Service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair-valued securities. The Pricing Service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Fund’s Fair Valuation Committee in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”).

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist from a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-

RVX Emerging Markets Equity Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2017

specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

RVX Emerging Markets Equity Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2017

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$1,023,196	$—	$—	$1,023,196
Exchange Traded Funds	64,702	—	—	64,702
Short-Term Investments	49,192	—	—	49,192
Total Investments	$1,137,090	$—	$—	$1,137,090

*	Refer to the Portfolio of Investments for classification.

The Fund did not hold any Level 2 or Level 3 securities during the period ended April 30, 2017.

There were no transfers into or out of any Level during the current period. It is the Fund’s policy to recognize transfers into or out of any level at the end of the reporting period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Any of the Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Security Transactions and Investment Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute

RVX Emerging Markets Equity Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2017

substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax years 2014, 2015 and 2016 or expected to be taken in the Fund’s 2017 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Emerging Markets and Frontier Markets Risk – The Fund’s investments in emerging market countries and frontier market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These risks include less social, political and economic stability; smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; more pervasiveness of corruption and crime; less financial sophistication, creditworthiness and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries. Because of these risk factors, the Fund’s investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets. Governments of emerging market and frontier market countries may own or control parts of the private sector. Accordingly, government actions could have a significant impact on economic conditions. Certain emerging market and frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular sector and/or company, limit the investment by foreign persons to a specific class of securities of an issuer that may have less advantageous rights than a domestically available class, require foreign investors to maintain a trading account with only one licensed securities company in the relevant market and/or impose additional taxes on foreign investors. These may contribute to the illiquidity of the relevant securities market, as well as create inflexibility and uncertainty as to the trading environment. Frontier market countries generally have smaller economies or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash – The Fund considers its investment in an FDIC insured interest bearing savings account to be cash. The Fund maintains a cash balance, which, at times, may exceed federally insured limits. The Fund maintains its balance with a high quality financial institution.

RVX Emerging Markets Equity Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2017

3.	INVESTMENT TRANSACTIONS

For the period ended April 30, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $1,144,423 and $140,529, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

RVX Asset Management LLC serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 1.10%. Pursuant to the advisory agreement, the Fund accrued $3,938 in advisory fees for the period ended April 30, 2017.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (“Waiver Agreement”), until at least March 1, 2018, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees; and contractual indemnification of Fund service providers (other than the Advisor)), will not exceed 1.65%, 1.35% and 1.65% of the daily average net assets attributable to each of the Class A, Class I and Investor Class shares, respectively. The Advisor may seek reimbursement for expenses waived or paid by it during the prior three years only to the extent that Fund’s expenses are lower than the expense cap in place at the time of the waiver or the expense cap in place at the time of recoupment. The Board may terminate this expense reimbursement arrangement at any time. For the period ended April 30, 2017, the Advisor waived or reimbursed fees in the amount of $94,333. Cumulative expenses subject to the aforementioned conditions will expire October 31 of the following years:

2020	$94,333

The Board, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Investor Class shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of the Class A and Investor Class shares for such distribution and shareholder service activities. For the period ended April 30, 2017, pursuant to the Plan, Class A and Investor Class shares incurred $0.

The Distributor acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s Class A, Class I and Investor Class shares. During the period ended April 30, 2017, the Distributor received $0 in underwriting commissions for sales of Class A, Class I and Investor shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

RVX Emerging Markets Equity Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2017

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.

5.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

6.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

RVX Emerging Markets Equity Opportunity Fund
EXPENSE EXAMPLES (Unaudited)
April 30, 2017

As a shareholder you incur two types of costs: (1) transaction costs, including sales loads; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RVX Emerging Markets Equity Opportunity Fund and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 27, 2016 (commencement of operations) through April 30, 2017.

Actual Expenses

The “Actual Expenses” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical (5% return before
			Actual *		expenses) ***
	Fund’s	Beginning			Ending
	Annualized	Account	Ending	Expenses Paid	Account	Expenses Paid
	Expense	Value	Account Value	During Period **	Value	During ****
	Ratio	12/27/2016	4/30/2017	12/27/16-4/30/17	4/30/2017	11/1/16 -4/30/17
Class A:
RVX Emerging Markets Equity Opportunity Fund	1.65%	$1,000.00	$1,083.00	$5.84	$1,016.61	$8.25
Class I:
RVX Emerging Markets Equity Opportunity Fund	1.35%	$1,000.00	$1,083.00	$4.78	$1,018.10	$6.76
Investor Class:
RVX Emerging Markets Equity Opportunity Fund	1.65%	$1,000.00	$1,083.00	$5.84	$1,016.61	$8.25

*	From December 27, 2016 commencement of initial offering to April 30, 2017.

**	Expenses are equal to the Funds annualized expense ratio multiplied by the number of days in the period (124) divided by the number of days in the fiscal year (365).

***	Please note that while The Funds commenced operations December 27, 2016, the hypothetical expenses paid during the period reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that annualized expenses ratios were in effect during the period November 1, 2016 to April 30, 2017.

****	Expenses are equal to the Fund’s annualized expense ratio multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

RVX Emerging Markets Equity Opportunity Fund

SUPPLEMENTAL INFORMATION (Unaudited)

April 30, 2017

Approval of Advisory Agreement – RVX Emerging Markets Equity Opportunity Fund

At a meeting held on October 18, 2016 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940 (the “1940 Act”), considered the approval of an investment advisory agreement (the “Agreement”) between RVX Asset Management, LLC (“RVX” or the “Adviser”) and the Trust, on behalf of the RVX Emerging Markets Equity Opportunity Fund (the “Fund”), a series of the Trust.

In connection with the Board’s consideration of the Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Fund by RVX; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fee and overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Adviser’s fund-related operations; and (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from RVX. During the Meeting, the Board was advised by, and met, in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law.

Matters considered by the Board in connection with its approval of the Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by RVX related to the proposed Advisory Agreement with the Trust on behalf of the Fund, including the proposed Advisory Agreement, RVX’s Form ADV, an overview of the Fund’s investment strategies, including a description of the manner in which investment decisions are to be made and executed, information relating to RVX’s financial condition, an overview of the personnel that would perform services for the Fund and their background and experience, and a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b).

In reaching their conclusions, the Board considered that RVX’s owners and employees each have extensive asset management, risk management, operations and compliance experience. The Board noted that RVX formally began operations on January 4, 2016 and already manages in excess of $100 million in a private fund and through separately managed accounts. The Board also considered RVX’s description of its methods for research, portfolio management and risk assessment and found that RVX’s portfolio management team appears to have the requisite knowledge and sophistication to effectively manage a portfolio of the type that is being proposed

RVX Emerging Markets Equity Opportunity Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

April 30, 2017

for the Fund. The Board considered that RVX appeared to possess the skills, experience and sophistication necessary to effectively manage the Fund’s proposed investment strategies, and concluded that RVX had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided by RVX to the Fund should be satisfactory and reliable.

Performance. The Board considered that the Fund is newly formed and does not have a record of prior performance. The Board reviewed and considered the performance record of a hypothetical model portfolio that is identical to the investment strategy proposed to be used for the Fund, noting that model returns are exclusive of ordinary fund expenses and advisory fees. The Board noted that while hypothetical model returns alone were not a sufficient basis for the approval of an investment adviser and are no guarantee of actual performance, the hypothetical performance information, along with RVX’s presentation and the experience of RVX’s personnel, was sufficient to permit the Board to conclude that RVX could be expected to obtain an acceptable level of investment returns for shareholders.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized, the Board considered a comparison of the Fund’s proposed advisory fee and estimated overall expenses to the Fund’s expected Morningstar category (Emerging Market Equity) and also against a subset of peer funds with comparable investment objectives and strategies considered by RVX to be competitors to the Fund (the “Peer Group”). The Board considered that RVX proposed to charge an advisory fee of 1.10% of the Fund’s average net assets.

The Board considered that as compared to the Morningstar Emerging Markets category, the Fund’s advisory fee was slightly higher than the mean of 1.01%, but not substantially higher than the median of the Peer Group. The Board further considered that as compared to the Peer Group, the Fund’s advisory fee was less than the mean and median of the Peer Group. The Board also considered that RVX will contractually agree to waive expenses in excess of 1.35% (Class I shares) (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses), and that such an expense ratio was also less than the mean and median of the Peer Group. The Board then concluded that the proposed contractual advisory fee was fair and reasonable and that the overall expected expense ratio was acceptable in light of these factors.

Profitability. The Board considered RVX’s anticipated profitability and whether such profits, if any, would be reasonable in light of the services proposed to be provided to the Fund. The Board considered an estimated profitability analysis prepared by RVX and concluded that, based on the estimated costs of launching and managing the Fund during the first year of operations, RVX’s level of total profits for servicing the Fund did not appear to be excessive either in terms of dollar amount or as a percentage of RVX’s advisory fee during the Fund’s startup phase.

Economies of Scale. The Board considered whether RVX would realize economies of scale with respect to its management of the Fund. The Board considered the estimated

RVX Emerging Markets Equity Opportunity Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

April 30, 2017

profitability analysis included in the Board Materials and concluded that at current and projected asset levels for the initial term of the Advisory Agreement, economies of scale was not a relevant consideration at this time but that it would consider whether economies of scale exist in the future once the Fund has been in operation.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by RVX from its association with the Fund. The Board noted that RVX has identified potential “fall-out” benefits that it may receive include an enhanced firm profile, credibility, and brand recognition. The Board considered that these benefits are expected and appeared to be reasonable.

Conclusion. The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Agreement for an initial two-year term was in the best interests of the Fund and its shareholders. In considering the Agreement, the Board did not identify any one factor as all important and each Trustee may have considered different factors as more important.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

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PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-844-330-6747 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-330-6747.

INVESTMENT ADVISOR
RVX Asset Management LLC
20900 NE 30th Street, Suite 402
Aventura, FL 33180

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 6/29/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 6/29/17

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer

Date 6/29/17